Earnings per share (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2025	January 31 2024
Basic earnings per share
Net income	$5,131	$3,582
Dividends on preferred shares and distributions on other equity instruments	(118)	(58)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$5,011	$3,522
Weighted average number of common shares (in thousands)	1,413,937	1,406,324
Basic earnings per share (in dollars)	$3.54	$2.50
Diluted earnings per share
Net income available to common shareholders	$5,011	$3,522
Weighted average number of common shares (in thousands)	1,413,937	1,406,324
Stock options (1)	2,565	1,291
Issuable under other share-based compensation plans	–	26
Average number of diluted common shares (in thousands)	1,416,502	1,407,641
Diluted earnings per share (in dollars)	$3.54	$2.50

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2025, an average of 459,803 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2024, an average of 2,216,903 outstanding options with an average exercise price of $130.78 were excluded from the calculation of diluted earnings per share.